OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Geographic information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 3,304.1	$ 2,823.5
Non-current assets other than financial instruments and deferred tax assets	4,791.5	3,388.2
Canada
Disclosure of operating segments [line items]
Revenue	253.3	265.5
Non-current assets other than financial instruments and deferred tax assets	1,557.0	903.2
United States
Disclosure of operating segments [line items]
Revenue	1,283.3	1,068.2
Non-current assets other than financial instruments and deferred tax assets	1,580.7	945.7
Brazil
Disclosure of operating segments [line items]
Non-current assets other than financial instruments and deferred tax assets	116.4	118.1
United Kingdom
Disclosure of operating segments [line items]
Revenue	210.4	231.4
Non-current assets other than financial instruments and deferred tax assets	285.2	250.3
Germany
Disclosure of operating segments [line items]
Revenue	118.9	95.7
Luxembourg
Disclosure of operating segments [line items]
Non-current assets other than financial instruments and deferred tax assets	187.0	194.1
Netherlands
Disclosure of operating segments [line items]
Revenue	79.7	95.7
Non-current assets other than financial instruments and deferred tax assets	196.9	223.6
Spain
Disclosure of operating segments [line items]
Revenue	114.5	76.0
Other European countries
Disclosure of operating segments [line items]
Revenue	367.7	250.9
Non-current assets other than financial instruments and deferred tax assets	336.5	324.8
Malaysia
Disclosure of operating segments [line items]
Non-current assets other than financial instruments and deferred tax assets	177.6	197.1
United Arab Emirates
Disclosure of operating segments [line items]
Revenue	109.0	110.0
China
Disclosure of operating segments [line items]
Revenue	226.5	207.6
Other Asian countries
Disclosure of operating segments [line items]
Revenue	361.1	268.2
Non-current assets other than financial instruments and deferred tax assets	177.8	149.2
Australia
Disclosure of operating segments [line items]
Revenue	50.1	55.8
Other countries
Disclosure of operating segments [line items]
Revenue	129.6	98.5
Non-current assets other than financial instruments and deferred tax assets	$ 176.4	$ 82.1